Schedule I—Condensed Financial Information of the Company	12 Months Ended
Jun. 30, 2026
Schedule I—Condensed Financial Information of the Company [Abstract]
Schedule I—Condensed Financial Information of the Company

SCHEDULE I—CONDENSED FINANCIAL INFORMATION OF THE COMPANY

Balance Sheets

(In thousands, except for shares and per share data)

	As of June 30,
	2025	2026	2026
	RMB	RMB	US$

ASSETS:
Current assets:
Cash and cash equivalents	243	1,815	267
Short term investments	4,255	25,294	3,728
Other receivables	29,436	83,041	12,239
Amounts due from related parties	928	150,359	22,160
Other current assets	430	-	-
Total current assets	35,292	260,509	38,394
Investments in subsidiaries	664,105	4,668,139	687,999
Total assets	699,397	4,928,648	726,393

LIABILITIES AND EQUITY:
LIABILITIES:
Current liabilities:
Other payable and accrued expenses	4,956	112,590	16,594
Amounts due to subsidiaries	10,415	152,463	22,470
Total current liabilities	15,371	265,053	39,064
Total liabilities	15,371	265,053	39,064

Mezzanine equity	47,935	50,110	7,385
EQUITY:
Class A ordinary shares (Authorized shares:4,000,000,000 at US$0.09 par value; issued 9,273,208 and 435,531,545 shares, of which 9,228,398 and 435,486,735 shares were outstanding as of June 30, 2025 and 2026, respectively)	5,973	277,477	40,895
Class B Ordinary shares (Authorized shares:1,000,000,000 at US$0.09 par value; issued and outstanding 6,666,668 and 6,666,668 shares as of June 30, 2025 and 2026, respectively)	4,379	4,379	645
Treasury stock	(29)	(29)	(4)
Additional paid-in capital	1,125,933	5,830,903	859,369
Retained earnings	(494,153)	(1,514,205)	(223,166)
Accumulated other comprehensive income/(loss)	(6,012)	14,960	2,205
Total equity	636,091	4,613,485	679,944
Total liabilities, mezzanine equity and equity	699,397	4,928,648	726,393

Statements of Operations and Comprehensive Loss

(In thousands)

	Years ended June 30,
	2024	2025	2026	2026
	RMB	RMB	RMB	US$

General and administrative expenses	(5,759)	(7,292)	(14,966)	(2,206)
Loss before income taxes	(5,759)	(7,292)	(14,966)	(2,206)
Investment loss	-	-	(108)	(16)
Interest income	518	149	-	-
Others, net	163	(14,747)	1,103	163
Loss from fair value changes	-	-	(6,751)	(995)
Loss from continuing operations before income taxes and discontinued operations	(5,078)	(21,890)	(20,722)	(3,054)
Equity in income/(loss) of subsidiaries	(284,592)	(174,073)	281,405	41,474
Net income/(loss) from continuing operations	(289,670)	(195,963)	260,683	38,420
Net loss from discontinued operations, net of tax	-	-	(447,890)	(66,011)
Net loss attributable to Maase Inc.’s shareholders	(289,670)	(195,963)	(187,207)	(27,591)
Other comprehensive (loss) income, net of tax: Foreign currency translation adjustments	(2,460)	(3,718)	20,972	3,091
Total Comprehensive loss	(292,130)	(199,681)	(166,235)	(24,500)

Statements of Cash Flows

(In thousands)

	Year Ended June 30,
	2024	2025	2026	2026
	RMB	RMB	RMB	US$
Cash flow from operating activities:
Net loss	(289,670)	(195,963)	(187,207)	(27,591)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity in earnings of subsidiaries and an affiliate	284,592	174,073	(281,405)	(41,474)
Compensation expenses associated with stock options	-	1,371	-	-
Investment income	-	-	108	16
Loss on disposal of subsidiaries	-	-	447,890	66,011
Net loss from fair value change	-	-	6,851	1,010
Other non-cash adjustments	6	(16)	(3,014)	(444)
Changes in operating assets and liabilities:	-	-
Other receivables and other current asset	(401)	(432)	430	63
Amounts due from related parties	-	-	(84)	(12)
Amount due to related parties	-	-	1,694	250
Other payables and accrued expense	163	15,207	(823)	(122)
Net cash used in operating activities	(5,310)	(5,760)	(15,560)	(2,293)
Cash flows from investing activities:
Purchase of short term investments	-	(4,155)	(2,808)	(414)
Proceeds from disposal of short-term investments and other investments	-	-	3,978	586
Payment for purchase of addition shares of subsidiary	-	(7,516)	-	-
Proceed from sales of shares of a subsidiary	-	3,643	(14,645)	(2,158)
Advance to subsidiaries and affiliates/Capital contribution to a subsidiary	-	(719)	(46)	(7)
Acquisition of subsidiaries	-	-	(4,166)	(614)
Net cash used in investing activities	-	(8,747)	(17,687)	(2,607)
Cash flows from financing activities:
Proceeds on exercise of stock options	44,968	-	-	-
Proceeds of issuance of ordinary shares	-	3,001	3,614	533
Payment for purchase of non-controlling interests	(20,623)	-	-	-
Payment for repurchase of ordinary shares	(10,028)	-	-	-
Proceeds of issuance of ordinary shares	-	-	7,623	1,123
Proceeds from bank and other borrowings	-	-	(699)	(103)
Net cash generated from financing activities	14,317	3,001	10,538	1,553
Net (decrease) increase in cash and cash equivalents	9,007	(11,506)	(22,709)	(3,347)
Cash and cash equivalents and restricted cash at beginning of year	2,605	11,792	243	36
Effect of exchange rate changes on cash and cash equivalents	180	(43)	24,281	3,578
Cash and cash equivalents and restricted cash at the end of the year	11,792	243	1,815	267

Schedule I has been provided pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries (including variable interest entities) together exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

As of June 30, 2026, RMB32,050 of the restricted capital and reserves are not available for distribution, and as such, the condensed financial information of the Company has been presented for the years ended June 30, 2024, 2025 and 2026.

As of June 30, 2026, there were no material contingencies, significant provisions of long-term obligations, and mandatory dividend or redemption requirements of redeemable shares or guarantees of the Company except for those which have been separately disclosed in the consolidated financial statements, if any.

Basis of preparation

The condensed financial information of the Company has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Group as of June 30, 2025 and 2026 and the years ended 2024, 2025 and 2026.